Note 14 - Warrants (Details Textual) - CAD ($)		12 Months Ended
	Apr. 17, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Class of warrant or right, exercised in period			5,711,683
Proceeds from exercise of warrants			$ 2,221,262	$ 212,500
Series A warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised in period			600,000
Class of warrant or right, exercise price			$ 0.75
Proceeds from exercise of warrants			$ 450,000
Series B warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised in period			1,811,683
Class of warrant or right, exercise price			$ 0.75
Proceeds from exercise of warrants			$ 1,358,762
Warrants issued in 2015 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised in period			3,300,000
Class of warrant or right, exercise price			$ 0.125
Proceeds from exercise of warrants			$ 412,500
Class of warrants and rights, issued				5,000,000
Class of Warrants or Rights, Expired	5,000,000